UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06698

Deutsche DWS Equity 500 Index Portfolio

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1.	Reports to Stockholders.

(a) Not applicable

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2025
Semiannual Financial Statements and Other Information
DWS Equity 500 Index Fund

Contents
DWS Equity 500 Index Fund
3	Statement of Assets and Liabilities
4	Statement of Operations
5	Statements of Changes in Net Assets
6	Financial Highlights
9	Notes to Financial Statements
Deutsche DWS Equity 500 Index Portfolio
16	Investment Portfolio
34	Statement of Assets and Liabilities
35	Statement of Operations
36	Statements of Changes in Net Assets
37	Financial Highlights
38	Notes to Financial Statements
46	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Equity 500 Index Fund

Statement of Assets and Liabilities
as of June 30, 2025 (Unaudited)

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$401,499,237
Receivable for Fund shares sold	49,509
Other assets	27,983
Total assets	401,576,729
Liabilities
Payable for Fund shares redeemed	45,096
Accrued Trustees' fees	1,216
Other accrued expenses and payables	116,095
Total liabilities	162,407
Net assets, at value	$401,414,322
Net Assets Consist of
Distributable earnings (loss)	342,024,662
Paid-in capital	59,389,660
Net assets, at value	$401,414,322
Net Asset Value
Class R6
Net Asset Value, offering and redemption price per share ($17,420,970 ÷ 104,486 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$166.73
Class S
Net Asset Value, offering and redemption price per share ($270,220,234 ÷ 1,689,448 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$159.95
Institutional Class
Net Asset Value, offering and redemption price per share ($113,773,118 ÷ 682,135 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$166.79
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	3

Statement of Operations
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:
Dividends (net of foreign taxes withheld of $13,678)	$2,501,425
Interest	4,504
Income distributions — DWS Central Cash Management Government Fund	59,792
Securities lending income, net of borrower rebates	166
Expenses	(183,666)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	2,382,221
Expenses:
Administration fee	181,770
Services to shareholders	168,861
Professional fees	29,242
Reports to shareholders	12,480
Registration fees	25,747
Trustees' fees and expenses	2,717
Other	3,705
Total expenses before expense reductions	424,522
Expense reductions	(167,964)
Total expenses after expense reductions	256,558
Net investment income	2,125,663
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	7,998,517
Futures	97,726
8,096,243
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	13,682,276
Futures	317,587
13,999,863
Net gain (loss)	22,096,106
Net increase (decrease) in net assets resulting from operations	$24,221,769
The accompanying notes are an integral part of the financial statements.

4	|	DWS Equity 500 Index Fund

Statements of Changes in Net Assets
	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$2,125,663	$4,558,656
Net realized gain (loss)	8,096,243	35,366,392
Change in net unrealized appreciation (depreciation)	13,999,863	46,757,948
Net increase (decrease) in net assets resulting from operations	24,221,769	86,682,996
Distributions to shareholders:
Class R6	(79,488)	(2,469,340)
Class S	(1,278,952)	(49,001,821)
Institutional Class	(517,673)	(17,122,548)
Total distributions	(1,876,113)	(68,593,709)
Fund share transactions:
Proceeds from shares sold	42,826,075	33,943,263
Reinvestment of distributions	1,729,240	64,946,745
Payments for shares redeemed	(44,331,237)	(114,770,773)
Net increase (decrease) in net assets from Fund share transactions	224,078	(15,880,765)
Increase (decrease) in net assets	22,569,734	2,208,522
Net assets at beginning of period	378,844,588	376,636,066
Net assets at end of period	$401,414,322	$378,844,588

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	5

Financial Highlights
DWS Equity 500 Index Fund — Class R6
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$158.00	$151.58	$152.81	$213.73	$192.26	$198.17
Income (loss) from investment operations:
Net investment income[a]	.91	2.04	2.50	2.62	2.61	3.17
Net realized and unrealized gain (loss)	8.61	36.03	36.54	(41.39)	51.07	29.98
Total from investment operations	9.52	38.07	39.04	(38.77)	53.68	33.15
Less distributions from:
Net investment income	(.79 )	(2.14)	(2.53)	(2.49)	(2.90)	(3.20)
Net realized gains	—	(29.51)	(37.74)	(19.66)	(29.31)	(35.86)
Total distributions	(.79 )	(31.65)	(40.27)	(22.15)	(32.21)	(39.06)
Net asset value, end of period	$166.73	$158.00	$151.58	$152.81	$213.73	$192.26
Total Return (%)[b]	6.05 *	24.75	26.04	(18.27)	28.44	18.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	14	10	9	8	7
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.24 **	.24	.24	.23	.22	.23
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.20 **	.20	.20	.20	.20	.20
Ratio of net investment income (%)	1.17 **	1.20	1.49	1.45	1.21	1.64
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	2	4

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

6	|	DWS Equity 500 Index Fund

DWS Equity 500 Index Fund — Class S
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$151.60	$146.39	$148.63	$208.54	$188.17	$194.65
Income (loss) from investment operations:
Net investment income[a]	.83	1.89	2.35	2.46	2.44	3.03
Net realized and unrealized gain (loss)	8.27	34.81	35.53	(40.36)	49.97	29.40
Total from investment operations	9.10	36.70	37.88	(37.90)	52.41	32.43
Less distributions from:
Net investment income	(.75 )	(1.98)	(2.38)	(2.35)	(2.73)	(3.05)
Net realized gains	—	(29.51)	(37.74)	(19.66)	(29.31)	(35.86)
Total distributions	(.75 )	(31.49)	(40.12)	(22.01)	(32.04)	(38.91)
Net asset value, end of period	$159.95	$151.60	$146.39	$148.63	$208.54	$188.17
Total Return (%)[b]	6.03 *	24.68	25.98	(18.31)	28.37	17.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	270	267	255	230	337	325
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.34 **	.33	.36	.34	.35	.36
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.25 **	.25	.25	.25	.25	.25
Ratio of net investment income (%)	1.12 **	1.15	1.43	1.38	1.16	1.61
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	2	4

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	7

DWS Equity 500 Index Fund — Institutional Class
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$158.05	$151.62	$152.84	$213.77	$192.30	$198.20
Income (loss) from investment operations:
Net investment income[a]	.91	2.03	2.44	2.61	2.60	3.19
Net realized and unrealized gain (loss)	8.61	36.05	36.61	(41.38)	51.08	29.97
Total from investment operations	9.52	38.08	39.05	(38.77)	53.68	33.16
Less distributions from:
Net investment income	(.78 )	(2.14)	(2.53)	(2.50)	(2.90)	(3.20)
Net realized gains	—	(29.51)	(37.74)	(19.66)	(29.31)	(35.86)
Total distributions	(.78 )	(31.65)	(40.27)	(22.16)	(32.21)	(39.06)
Net asset value, end of period	$166.79	$158.05	$151.62	$152.84	$213.77	$192.30
Total Return (%)[b]	6.05 *	24.75	26.05	(18.27)	28.43	18.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	114	97	111	218	318	279
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.31 **	.30	.30	.30	.28	.29
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.20 **	.20	.20	.20	.20	.20
Ratio of net investment income (%)	1.17 **	1.20	1.47	1.42	1.21	1.66
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	2	4

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity 500 Index Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Equity 500 Index Fund (the “Fund” ) is a diversified series of Deutsche DWS Institutional Funds (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2025, the Fund owned approximately 22% of the Portfolio.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual

DWS Equity 500 Index Fund	|	9

results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

10	|	DWS Equity 500 Index Fund

Tax Information. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in derivatives and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

DWS Equity 500 Index Fund	|	11

B.
Related Parties
Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.05% of the Fund’s average daily net assets, accrued daily and payable monthly.
For the period from January 1, 2025 through April 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class R6	.20%
Class S	.25%
Institutional Class	.20%
For the six months ended June 30, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class R6	$2,888
Class S	110,932
Institutional Class	54,144
$167,964
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $181,770, of which $31,225 is unpaid.

12	|	DWS Equity 500 Index Fund

Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2025
Class R6	$101	$16
Class S	13,276	4,243
Institutional Class	642	180
	$14,019	$4,439
In addition, for the six months ended June 30, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:

Sub-Recordkeeping	Total Aggregated
Class S	$114,611
Institutional Class	34,614
$149,225
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $653, of which $580 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS Equity 500 Index Fund	|	13

C.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class R6	16,998	$2,664,705	21,408	$3,632,670
Class S	55,316	8,185,553	101,820	16,548,600
Institutional Class	213,782	31,975,817	82,282	13,761,993
		$42,826,075		$33,943,263
Shares issued to shareholders in reinvestment of distributions
Class R6	474	$75,205	14,223	$2,334,615
Class S	8,047	1,223,165	307,653	48,499,066
Institutional Class	2,715	430,870	85,903	14,113,064
		$1,729,240		$64,946,745
Shares redeemed
Class R6	(4,648)	$(728,372)	(11,994)	$(2,117,610)
Class S	(137,047)	(20,405,752)	(391,304)	(64,497,635)
Institutional Class	(148,597)	(23,197,113)	(285,240)	(48,155,528)
		$(44,331,237)		$(114,770,773)
Net increase (decrease)
Class R6	12,824	$2,011,538	23,637	$3,849,675
Class S	(73,684)	(10,997,034)	18,169	550,031
Institutional Class	67,900	9,209,574	(117,055)	(20,280,471)
		$224,078		$(15,880,765)

14	|	DWS Equity 500 Index Fund

(The following financial statements of the Deutsche DWS Equity 500 Index Portfolio should be read in conjunction with the Fund’s financial statements.)

Deutsche DWS Equity 500 Index Portfolio	|	15

Investment Portfolioas of June 30, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks 98.7%
Communication Services 9.7%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	247,703	7,168,525
Verizon Communications, Inc.	145,070	6,277,179
		13,445,704
Entertainment 1.8%
Electronic Arts, Inc.	7,832	1,250,770
Live Nation Entertainment, Inc.*	5,455	825,232
Netflix, Inc.*	14,634	19,596,828
Take-Two Interactive Software, Inc.*	5,875	1,426,744
TKO Group Holdings, Inc.	2,213	402,655
Walt Disney Co.	61,783	7,661,710
Warner Bros Discovery, Inc.*	77,801	891,600
		32,055,539
Interactive Media & Services 6.5%
Alphabet, Inc. “A”	200,046	35,254,107
Alphabet, Inc. “C”	161,537	28,655,049
Match Group, Inc.	8,815	272,295
Meta Platforms, Inc. “A”	74,660	55,105,799
		119,287,250
Media 0.5%
Charter Communications, Inc. “A” *	3,272	1,337,626
Comcast Corp. “A”	127,836	4,562,467
Fox Corp. “A”	7,661	429,323
Fox Corp. “B”	4,681	241,680
Interpublic Group of Companies, Inc.	13,028	318,926
News Corp. “A”	12,349	367,012
News Corp. “B”	3,781	129,726
Omnicom Group, Inc.	6,614	475,811
Paramount Global “B”	21,678	279,646
		8,142,217
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	16,398	3,906,987
Consumer Discretionary 10.2%
Automobile Components 0.0%
Aptiv PLC*	7,458	508,785
The accompanying notes are an integral part of the financial statements.

16	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Automobiles 1.8%
Ford Motor Co.	134,199	1,456,059
General Motors Co.	33,045	1,626,145
Tesla, Inc.*	96,359	30,609,400
		33,691,604
Broadline Retail 3.9%
Amazon.com, Inc.*	324,895	71,278,714
eBay, Inc.	15,807	1,176,989
		72,455,703
Distributors 0.1%
Genuine Parts Co.	4,849	588,232
LKQ Corp.	8,571	317,213
Pool Corp.	1,326	386,502
		1,291,947
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc. “A” *	14,962	1,980,071
Booking Holdings, Inc.	1,119	6,478,160
Caesars Entertainment, Inc.*	7,772	220,647
Carnival Corp.*	35,562	1,000,003
Chipotle Mexican Grill, Inc.*	46,199	2,594,074
Darden Restaurants, Inc.	4,053	883,432
Domino’s Pizza, Inc.	1,181	532,159
DoorDash, Inc. “A” *	11,755	2,897,725
Expedia Group, Inc.	4,211	710,311
Hilton Worldwide Holdings, Inc.	8,161	2,173,601
Las Vegas Sands Corp.	11,266	490,184
Marriott International, Inc. “A”	7,787	2,127,486
McDonald’s Corp.	24,573	7,179,493
MGM Resorts International*	7,610	261,708
Norwegian Cruise Line Holdings Ltd.*	15,563	315,618
Royal Caribbean Cruises Ltd.	8,556	2,679,226
Starbucks Corp.	39,055	3,578,610
Wynn Resorts Ltd.	3,203	300,025
Yum! Brands, Inc.	9,513	1,409,636
		37,812,169
Household Durables 0.3%
D.R. Horton, Inc.	9,365	1,207,336
Garmin Ltd.	5,275	1,100,998
Lennar Corp. “A”	8,090	894,835
Mohawk Industries, Inc.*	1,883	197,414
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	17

	Shares	Value ($)
NVR, Inc.*	102	753,337
PulteGroup, Inc.	6,977	735,794
		4,889,714
Leisure Products 0.0%
Hasbro, Inc.	4,747	350,424
Specialty Retail 1.7%
AutoZone, Inc.*	579	2,149,381
Best Buy Co., Inc.	6,547	439,500
CarMax, Inc.*	5,367	360,716
Home Depot, Inc.	34,145	12,518,923
Lowe’s Companies, Inc.	19,187	4,257,020
O’Reilly Automotive, Inc.*	29,378	2,647,839
Ross Stores, Inc.	11,235	1,433,361
TJX Companies, Inc.	38,367	4,737,941
Tractor Supply Co.	18,374	969,596
Ulta Beauty, Inc.*	1,548	724,185
Williams-Sonoma, Inc.	4,258	695,630
		30,934,092
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.*	5,194	535,346
Lululemon Athletica, Inc.*	3,873	920,147
NIKE, Inc. “B”	40,339	2,865,683
Ralph Lauren Corp.	1,412	387,283
Tapestry, Inc.	6,982	613,089
		5,321,548
Consumer Staples 5.4%
Beverages 1.1%
Brown-Forman Corp. “B”	6,618	178,090
Coca-Cola Co.	133,097	9,416,613
Constellation Brands, Inc. “A”	5,193	844,797
Keurig Dr Pepper, Inc.	47,090	1,556,795
Molson Coors Beverage Co. “B”	5,906	284,020
Monster Beverage Corp.*	24,053	1,506,680
PepsiCo, Inc.	47,014	6,207,729
		19,994,724
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	15,266	15,112,424
Dollar General Corp.	7,554	864,027
Dollar Tree, Inc.*	6,868	680,207
Kroger Co.	21,009	1,506,976
The accompanying notes are an integral part of the financial statements.

18	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Sysco Corp.	16,598	1,257,132
Target Corp.	15,528	1,531,837
Walgreens Boots Alliance, Inc.	24,949	286,415
Walmart, Inc.	148,694	14,539,299
		35,778,317
Food Products 0.6%
Archer-Daniels-Midland Co.	16,825	888,023
Bunge Global SA	4,528	363,508
Conagra Brands, Inc.	17,024	348,481
General Mills, Inc.	18,850	976,618
Hormel Foods Corp.	10,491	317,353
Kellanova	9,101	723,803
Kraft Heinz Co.	30,268	781,520
Lamb Weston Holdings, Inc.	4,776	247,636
McCormick & Co., Inc.	8,571	649,853
Mondelez International, Inc. “A”	44,757	3,018,412
The Campbell’s Co.	6,943	212,803
The Hershey Co.	5,183	860,119
The J.M. Smucker Co.	3,641	357,546
Tyson Foods, Inc. “A”	9,545	533,947
		10,279,622
Household Products 1.0%
Church & Dwight Co., Inc.	8,588	825,393
Clorox Co.	4,321	518,823
Colgate-Palmolive Co.	27,956	2,541,200
Kimberly-Clark Corp.	11,320	1,459,374
Procter & Gamble Co.	80,566	12,835,775
		18,180,565
Personal Care Products 0.1%
Estee Lauder Companies, Inc. “A”	8,214	663,691
Kenvue, Inc.	66,583	1,393,582
		2,057,273
Tobacco 0.7%
Altria Group, Inc.	57,895	3,394,384
Philip Morris International, Inc.	53,525	9,748,508
		13,142,892
Energy 2.9%
Energy Equipment & Services 0.2%
Baker Hughes Co.	34,375	1,317,937
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	19

	Shares	Value ($)
Halliburton Co.	29,187	594,831
Schlumberger NV	46,646	1,576,635
		3,489,403
Oil, Gas & Consumable Fuels 2.7%
APA Corp.	12,120	221,675
Chevron Corp.	55,851	7,997,305
ConocoPhillips	43,475	3,901,446
Coterra Energy, Inc.	25,768	653,992
Devon Energy Corp.	21,876	695,875
Diamondback Energy, Inc.	6,404	879,910
EOG Resources, Inc.	18,874	2,257,519
EQT Corp.	20,535	1,197,601
Expand Energy Corp.	7,448	870,969
Exxon Mobil Corp.	148,257	15,982,105
Hess Corp.	9,539	1,321,533
Kinder Morgan, Inc.	66,855	1,965,537
Marathon Petroleum Corp.	10,540	1,750,799
Occidental Petroleum Corp.	24,086	1,011,853
ONEOK, Inc.	21,675	1,769,330
Phillips 66	13,959	1,665,309
Targa Resources Corp.	7,429	1,293,240
Texas Pacific Land Corp.	663	700,387
Valero Energy Corp.	10,716	1,440,445
Williams Companies, Inc.	41,937	2,634,063
		50,210,893
Financials 13.9%
Banks 3.5%
Bank of America Corp.	225,407	10,666,259
Citigroup, Inc.	64,107	5,456,788
Citizens Financial Group, Inc.	14,484	648,159
Fifth Third Bancorp.	22,495	925,219
Huntington Bancshares, Inc.	50,851	852,263
JPMorgan Chase & Co.	95,630	27,724,093
KeyCorp.	34,582	602,419
M&T Bank Corp.	5,469	1,060,931
PNC Financial Services Group, Inc.	13,634	2,541,650
Regions Financial Corp.	30,102	707,999
Truist Financial Corp.	45,304	1,947,619
U.S. Bancorp.	53,433	2,417,843
Wells Fargo & Co.	111,887	8,964,387
		64,515,629
The accompanying notes are an integral part of the financial statements.

20	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Capital Markets 3.4%
Ameriprise Financial, Inc.	3,272	1,746,365
Bank of New York Mellon Corp.	24,714	2,251,693
Blackrock, Inc.	5,007	5,253,595
Blackstone, Inc.	25,029	3,743,838
Cboe Global Markets, Inc.	3,602	840,022
Charles Schwab Corp.	58,707	5,356,427
CME Group, Inc.	12,399	3,417,412
Coinbase Global, Inc. “A” *	7,280	2,551,567
FactSet Research Systems, Inc.	1,325	592,646
Franklin Resources, Inc.	11,385	271,532
Intercontinental Exchange, Inc.	19,729	3,619,680
Invesco Ltd.	14,665	231,267
KKR & Co., Inc.	23,251	3,093,081
MarketAxess Holdings, Inc.	1,241	277,165
Moody’s Corp.	5,341	2,678,992
Morgan Stanley	42,434	5,977,253
MSCI, Inc.	2,645	1,525,477
Nasdaq, Inc.	14,307	1,279,332
Northern Trust Corp.	6,761	857,227
Raymond James Financial, Inc.	6,180	947,827
S&P Global, Inc.	10,787	5,687,877
State Street Corp.	9,665	1,027,776
T. Rowe Price Group, Inc.	7,744	747,296
The Goldman Sachs Group, Inc.	10,550	7,466,762
		61,442,109
Consumer Finance 0.7%
American Express Co.	19,020	6,066,999
Capital One Financial Corp.	21,955	4,671,146
Synchrony Financial	13,278	886,174
		11,624,319
Financial Services 4.3%
Apollo Global Management, Inc.	15,535	2,203,951
Berkshire Hathaway, Inc. “B” *	63,069	30,637,028
Corpay, Inc.*	2,456	814,950
Fidelity National Information Services, Inc.	17,981	1,463,833
Fiserv, Inc.*	19,043	3,283,204
Global Payments, Inc.	8,554	684,662
Jack Henry & Associates, Inc.	2,494	449,344
Mastercard, Inc. “A”	27,893	15,674,192
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	21

	Shares	Value ($)
PayPal Holdings, Inc.*	33,338	2,477,680
Visa, Inc. “A”	58,864	20,899,663
		78,588,507
Insurance 2.0%
Aflac, Inc.	16,775	1,769,091
Allstate Corp.	9,100	1,831,921
American International Group, Inc.	19,785	1,693,398
Aon PLC “A”	7,414	2,645,019
Arch Capital Group Ltd.	13,026	1,186,017
Arthur J. Gallagher & Co.	8,788	2,813,215
Assurant, Inc.	1,708	337,313
Brown & Brown, Inc.	9,637	1,068,454
Chubb Ltd.	12,866	3,727,538
Cincinnati Financial Corp.	5,307	790,318
Erie Indemnity Co. “A”	844	292,691
Everest Group Ltd.	1,437	488,364
Globe Life, Inc.	2,928	363,921
Hartford Insurance Group, Inc.	9,758	1,237,997
Loews Corp.	5,818	533,278
Marsh & McLennan Companies, Inc.	16,936	3,702,887
MetLife, Inc.	19,302	1,552,267
Principal Financial Group, Inc.	6,960	552,833
Progressive Corp.	20,174	5,383,634
Prudential Financial, Inc.	12,128	1,303,032
Travelers Companies, Inc.	7,790	2,084,137
W.R. Berkley Corp.	10,445	767,394
Willis Towers Watson PLC	3,463	1,061,410
		37,186,129
Health Care 9.2%
Biotechnology 1.5%
AbbVie, Inc.	60,736	11,273,816
Amgen, Inc.	18,473	5,157,847
Biogen, Inc.*	5,021	630,588
Gilead Sciences, Inc.	42,776	4,742,575
Incyte Corp.*	5,311	361,679
Moderna, Inc.*	11,876	327,659
Regeneron Pharmaceuticals, Inc.	3,557	1,867,425
Vertex Pharmaceuticals, Inc.*	8,826	3,929,335
		28,290,924
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	59,860	8,141,559
The accompanying notes are an integral part of the financial statements.

22	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Align Technology, Inc.*	2,295	434,512
Baxter International, Inc.	17,600	532,928
Becton Dickinson & Co.	9,894	1,704,241
Boston Scientific Corp.*	50,939	5,471,358
Cooper Companies, Inc.*	6,731	478,978
Dexcom, Inc.*	13,430	1,172,305
Edwards Lifesciences Corp.*	20,322	1,589,384
GE HealthCare Technologies, Inc.	15,631	1,157,788
Hologic, Inc.*	7,894	514,373
IDEXX Laboratories, Inc.*	2,758	1,479,226
Insulet Corp.*	2,455	771,312
Intuitive Surgical, Inc.*	12,312	6,690,464
Medtronic PLC	44,040	3,838,967
ResMed, Inc.	5,025	1,296,450
Solventum Corp.*	4,987	378,214
STERIS PLC	3,415	820,351
Stryker Corp.	11,803	4,669,621
Zimmer Biomet Holdings, Inc.	6,668	608,188
		41,750,219
Health Care Providers & Services 1.8%
Cardinal Health, Inc.	8,212	1,379,616
Cencora, Inc.	5,888	1,765,517
Centene Corp.*	17,077	926,940
Cigna Group	9,186	3,036,708
CVS Health Corp.	43,471	2,998,630
DaVita, Inc.*	1,501	213,817
Elevance Health, Inc.	7,750	3,014,440
HCA Healthcare, Inc.	5,943	2,276,763
Henry Schein, Inc.*	4,431	323,684
Humana, Inc.	4,166	1,018,504
Labcorp Holdings, Inc.	2,926	768,104
McKesson Corp.	4,306	3,155,351
Molina Healthcare, Inc.*	1,855	552,604
Quest Diagnostics, Inc.	3,901	700,737
UnitedHealth Group, Inc.	31,190	9,730,344
Universal Health Services, Inc. “B”	1,906	345,272
		32,207,031
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	9,918	1,170,423
Bio-Techne Corp.	5,292	272,273
Charles River Laboratories International, Inc.*	1,774	269,169
Danaher Corp.	21,870	4,320,200
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	23

	Shares	Value ($)
IQVIA Holdings, Inc.*	5,568	877,461
Mettler-Toledo International, Inc.*	723	849,323
Revvity, Inc.	4,205	406,708
Thermo Fisher Scientific, Inc.	12,952	5,251,518
Waters Corp.*	2,008	700,872
West Pharmaceutical Services, Inc.	2,534	554,439
		14,672,386
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	69,924	3,236,782
Eli Lilly & Co.	27,049	21,085,507
Johnson & Johnson	82,808	12,648,922
Merck & Co., Inc.	86,281	6,830,004
Pfizer, Inc.	195,262	4,733,151
Viatris, Inc.	39,683	354,369
Zoetis, Inc.	15,275	2,382,136
		51,270,871
Industrials 8.5%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.*	2,526	2,091,376
Boeing Co.*	26,005	5,448,828
GE Aerospace	36,670	9,438,491
General Dynamics Corp.	8,628	2,516,443
Howmet Aerospace, Inc.	13,861	2,579,948
Huntington Ingalls Industries, Inc.	1,345	324,764
L3Harris Technologies, Inc.	6,470	1,622,935
Lockheed Martin Corp.	7,159	3,315,619
Northrop Grumman Corp.	4,646	2,322,907
RTX Corp.	45,920	6,705,238
Textron, Inc.	6,433	516,506
TransDigm Group, Inc.	1,941	2,951,562
		39,834,617
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	4,100	393,395
Expeditors International of Washington, Inc.	4,670	533,548
FedEx Corp.	7,544	1,714,827
United Parcel Service, Inc. “B”	25,161	2,539,751
		5,181,521
Building Products 0.6%
A.O. Smith Corp.	3,746	245,625
Allegion PLC	2,991	431,063
Builders FirstSource, Inc.*	3,749	437,471
The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Carrier Global Corp.	27,367	2,002,991
Johnson Controls International PLC	22,620	2,389,124
Lennox International, Inc.	1,128	646,615
Masco Corp.	6,995	450,198
Trane Technologies PLC	7,665	3,352,748
		9,955,835
Commercial Services & Supplies 0.6%
Cintas Corp.	11,824	2,635,215
Copart, Inc.*	30,226	1,483,190
Republic Services, Inc.	7,003	1,727,010
Rollins, Inc.	9,821	554,101
Veralto Corp.	8,451	853,128
Waste Management, Inc.	12,606	2,884,505
		10,137,149
Construction & Engineering 0.1%
Quanta Services, Inc.	5,128	1,938,794
Electrical Equipment 0.9%
AMETEK, Inc.	7,871	1,424,336
Eaton Corp. PLC	13,441	4,798,303
Emerson Electric Co.	19,303	2,573,669
GE Vernova, Inc.	9,387	4,967,131
Generac Holdings, Inc.*	2,106	301,600
Hubbell, Inc.	1,872	764,544
Rockwell Automation, Inc.	3,888	1,291,477
		16,121,060
Electronic Equipment, Instruments & Components 0.0%
Ralliant Corp.*	339	16,454
Ground Transportation 0.9%
CSX Corp.	64,148	2,093,149
J.B. Hunt Transport Services, Inc.	2,761	396,480
Norfolk Southern Corp.	7,821	2,001,941
Old Dominion Freight Line, Inc.	6,477	1,051,217
Uber Technologies, Inc.*	71,880	6,706,404
Union Pacific Corp.	20,502	4,717,100
		16,966,291
Industrial Conglomerates 0.4%
3M Co.	18,496	2,815,831
Honeywell International, Inc.	22,102	5,147,114
		7,962,945
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	25

	Shares	Value ($)
Machinery 1.5%
Caterpillar, Inc.	16,163	6,274,638
Cummins, Inc.	4,721	1,546,127
Deere & Co.	8,677	4,412,168
Dover Corp.	4,639	850,004
Fortive Corp.	11,899	620,295
IDEX Corp.	2,537	445,421
Illinois Tool Works, Inc.	9,120	2,254,920
Ingersoll Rand, Inc.	13,870	1,153,707
Nordson Corp.	1,801	386,080
Otis Worldwide Corp.	13,487	1,335,483
PACCAR, Inc.	18,028	1,713,742
Parker-Hannifin Corp.	4,380	3,059,298
Pentair PLC	5,541	568,839
Snap-on, Inc.	1,837	571,638
Stanley Black & Decker, Inc.	5,315	360,091
Westinghouse Air Brake Technologies Corp.	5,828	1,220,092
Xylem, Inc.	8,474	1,096,197
		27,868,740
Passenger Airlines 0.1%
Delta Air Lines, Inc.	22,205	1,092,042
Southwest Airlines Co.	19,555	634,364
United Airlines Holdings, Inc.*	11,372	905,552
		2,631,958
Professional Services 0.6%
Automatic Data Processing, Inc.	13,951	4,302,488
Broadridge Financial Solutions, Inc.	4,108	998,367
Dayforce, Inc.*	5,293	293,179
Equifax, Inc.	4,216	1,093,504
Jacobs Solutions, Inc.	4,079	536,185
Leidos Holdings, Inc.	4,402	694,460
Paychex, Inc.	10,977	1,596,714
Paycom Software, Inc.	1,740	402,636
Verisk Analytics, Inc.	4,802	1,495,823
		11,413,356
Trading Companies & Distributors 0.3%
Fastenal Co.	39,471	1,657,782
United Rentals, Inc.	2,252	1,696,657
W.W. Grainger, Inc.	1,501	1,561,400
		4,915,839
The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Information Technology 32.7%
Communications Equipment 0.9%
Arista Networks, Inc.*	35,392	3,620,956
Cisco Systems, Inc.	136,894	9,497,706
F5, Inc.*	1,967	578,927
Juniper Networks, Inc.	11,270	450,011
Motorola Solutions, Inc.	5,737	2,412,179
		16,559,779
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. “A”	41,571	4,105,136
CDW Corp.	4,594	820,443
Corning, Inc.	26,680	1,403,101
Jabil, Inc.	3,774	823,109
Keysight Technologies, Inc.*	5,860	960,220
TE Connectivity PLC	10,108	1,704,916
Teledyne Technologies, Inc.*	1,633	836,602
Trimble, Inc.*	8,306	631,090
Zebra Technologies Corp. “A” *	1,791	552,273
		11,836,890
IT Services 1.1%
Accenture PLC “A”	21,515	6,430,618
Akamai Technologies, Inc.*	4,954	395,131
Cognizant Technology Solutions Corp. “A”	17,112	1,335,249
EPAM Systems, Inc.*	1,907	337,196
Gartner, Inc.*	2,656	1,073,608
GoDaddy, Inc. “A” *	4,984	897,419
International Business Machines Corp.	31,965	9,422,643
VeriSign, Inc.	2,763	797,955
		20,689,819
Semiconductors & Semiconductor Equipment 12.6%
Advanced Micro Devices, Inc.*	55,699	7,903,688
Analog Devices, Inc.	17,036	4,054,909
Applied Materials, Inc.	27,899	5,107,470
Broadcom, Inc.	161,689	44,569,573
Enphase Energy, Inc.*	4,566	181,042
First Solar, Inc.*	3,758	622,099
Intel Corp.	150,520	3,371,648
KLA Corp.	4,545	4,071,138
Lam Research Corp.	43,924	4,275,562
Microchip Technology, Inc.	18,506	1,302,267
Micron Technology, Inc.	38,411	4,734,156
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)
Monolithic Power Systems, Inc.	1,655	1,210,434
NVIDIA Corp.	838,646	132,497,683
NXP Semiconductors NV	8,647	1,889,283
ON Semiconductor Corp.*	14,509	760,417
QUALCOMM, Inc.	37,702	6,004,420
Skyworks Solutions, Inc.	5,101	380,126
Teradyne, Inc.	5,458	490,783
Texas Instruments, Inc.	31,232	6,484,388
		229,911,086
Software 11.3%
Adobe, Inc.*	14,644	5,665,471
ANSYS, Inc.*	3,073	1,079,299
Autodesk, Inc.*	7,395	2,289,270
Cadence Design Systems, Inc.*	9,377	2,889,522
Crowdstrike Holdings, Inc. “A” *	8,541	4,350,017
Fair Isaac Corp.*	835	1,526,347
Fortinet, Inc.*	21,832	2,308,079
Gen Digital, Inc.	19,095	561,393
Intuit, Inc.	9,613	7,571,487
Microsoft Corp.	255,599	127,137,499
Oracle Corp.	55,920	12,225,790
Palantir Technologies, Inc. “A” *	73,142	9,970,717
Palo Alto Networks, Inc.*	22,754	4,656,378
PTC, Inc.*	4,039	696,081
Roper Technologies, Inc.	3,727	2,112,613
Salesforce, Inc.	32,959	8,987,590
ServiceNow, Inc.*	7,114	7,313,761
Synopsys, Inc.*	5,304	2,719,255
Tyler Technologies, Inc.*	1,475	874,439
Workday, Inc. “A” *	7,381	1,771,440
		206,706,448
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	513,562	105,367,515
Dell Technologies, Inc. “C”	10,268	1,258,857
Hewlett Packard Enterprise Co.	45,643	933,399
HP, Inc.	32,411	792,773
NetApp, Inc.	6,923	737,646
Seagate Technology Holdings PLC	7,276	1,050,145
Super Micro Computer, Inc.*	17,668	865,909
Western Digital Corp.	12,097	774,087
		111,780,331
The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Materials 1.8%
Chemicals 1.2%
Air Products & Chemicals, Inc.	7,633	2,152,964
Albemarle Corp.	4,135	259,140
CF Industries Holdings, Inc.	5,533	509,036
Corteva, Inc.	23,694	1,765,914
Dow, Inc.	24,075	637,506
DuPont de Nemours, Inc.	14,198	973,841
Eastman Chemical Co.	3,743	279,452
Ecolab, Inc.	8,647	2,329,848
International Flavors & Fragrances, Inc.	8,912	655,478
Linde PLC	16,183	7,592,740
LyondellBasell Industries NV “A”	9,071	524,848
Mosaic Co.	11,253	410,509
PPG Industries, Inc.	7,645	869,619
Sherwin-Williams Co.	7,907	2,714,947
		21,675,842
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,042	1,120,976
Vulcan Materials Co.	4,587	1,196,382
		2,317,358
Containers & Packaging 0.2%
Amcor PLC	80,304	737,994
Avery Dennison Corp.	2,727	478,507
Ball Corp.	9,320	522,759
International Paper Co.	18,463	864,622
Packaging Corp. of America	3,012	567,611
Smurfit WestRock PLC	16,949	731,349
		3,902,842
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	49,727	2,155,665
Newmont Corp.	38,194	2,225,182
Nucor Corp.	7,829	1,014,169
Steel Dynamics, Inc.	4,857	621,745
		6,016,761
Real Estate 2.0%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	5,454	396,124
Healthpeak Properties, Inc.	24,565	430,133
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)
Ventas, Inc.	15,444	975,289
Welltower, Inc.	21,350	3,282,135
		5,083,681
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	24,528	376,750
Industrial REITs 0.2%
Prologis, Inc.	31,815	3,344,393
Office REITs 0.0%
BXP, Inc.	5,040	340,049
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A” *	10,058	1,409,327
CoStar Group, Inc.*	14,432	1,160,333
		2,569,660
Residential REITs 0.2%
AvalonBay Communities, Inc.	4,805	977,817
Camden Property Trust	3,523	397,007
Equity Residential	11,943	806,033
Essex Property Trust, Inc.	2,154	610,444
Invitation Homes, Inc.	19,855	651,244
Mid-America Apartment Communities, Inc.	4,005	592,780
UDR, Inc.	10,658	435,166
		4,470,491
Retail REITs 0.3%
Federal Realty Investment Trust	2,770	263,122
Kimco Realty Corp.	23,253	488,778
Realty Income Corp.	30,888	1,779,458
Regency Centers Corp.	5,369	382,434
Simon Property Group, Inc.	10,603	1,704,538
		4,618,330
Specialized REITs 0.9%
American Tower Corp.	16,079	3,553,781
Crown Castle, Inc.	14,951	1,535,916
Digital Realty Trust, Inc.	10,970	1,912,400
Equinix, Inc.	3,351	2,665,620
Extra Space Storage, Inc.	7,265	1,071,152
Iron Mountain, Inc.	10,029	1,028,674
Public Storage	5,378	1,578,013
SBA Communications Corp.	3,756	882,059
The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
VICI Properties, Inc.	36,620	1,193,812
Weyerhaeuser Co.	25,369	651,730
		16,073,157
Utilities 2.4%
Electric Utilities 1.5%
Alliant Energy Corp.	8,623	521,433
American Electric Power Co., Inc.	18,411	1,910,325
Constellation Energy Corp.	10,775	3,477,739
Duke Energy Corp.	26,879	3,171,722
Edison International	13,535	698,406
Entergy Corp.	15,298	1,271,570
Evergy, Inc.	7,671	528,762
Eversource Energy	12,581	800,403
Exelon Corp.	34,323	1,490,305
FirstEnergy Corp.	17,723	713,528
NextEra Energy, Inc.	70,783	4,913,756
NRG Energy, Inc.	6,715	1,078,295
PG&E Corp.	76,580	1,067,525
Pinnacle West Capital Corp.	3,924	351,080
PPL Corp.	24,907	844,098
Southern Co.	37,852	3,475,949
Xcel Energy, Inc.	20,019	1,363,294
		27,678,190
Gas Utilities 0.1%
Atmos Energy Corp.	5,354	825,105
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	24,907	262,022
Vistra Corp.	11,741	2,275,523
		2,537,545
Multi-Utilities 0.6%
Ameren Corp.	9,380	900,855
CenterPoint Energy, Inc.	22,272	818,273
CMS Energy Corp.	10,407	720,997
Consolidated Edison, Inc.	12,386	1,242,935
Dominion Energy, Inc.	29,242	1,652,758
DTE Energy Co.	7,155	947,751
NiSource, Inc.	15,931	642,657
Public Service Enterprise Group, Inc.	17,317	1,457,745
Sempra	22,378	1,695,581
WEC Energy Group, Inc.	10,944	1,140,365
		11,219,917
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)
Water Utilities 0.1%
American Water Works Co., Inc.	6,679	929,116
Total Common Stocks (Cost $346,024,574)		1,805,183,595

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.124% (a), 11/28/2025 (b) (Cost $1,520,397)	1,547,000	1,520,404

	Shares	Value ($)
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 4.37% (c) (Cost $19,906,070)	19,906,070	19,906,070

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $367,451,041)	99.9	1,826,610,069
Other Assets and Liabilities, Net	0.1	1,178,283
Net Assets	100.0	1,827,788,352
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 12/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.25% (c) (d)
360,800	—	360,800 (e)	—	—	768	—	—	—
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 4.37% (c)
16,184,739	71,521,350	67,800,019	—	—	273,485	—	19,906,070	19,906,070
16,545,539	71,521,350	68,160,819	—	—	274,253	—	19,906,070	19,906,070

*	Non-income producing security.
(a)	Annualized yield at time of purchase; not a coupon rate.
The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

(b)	At June 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

REIT: Real Estate Investment Trust
At June 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
E-Mini S&P 500 Index	USD	9/19/2025	70	21,065,786	21,888,125	822,339
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,805,183,595	$—	$—	$1,805,183,595
Government & Agency Obligations	—	1,520,404	—	1,520,404
Short-Term Investments	19,906,070	—	—	19,906,070
Derivatives (b)
Futures Contracts	822,339	—	—	822,339
Total	$1,825,912,004	$1,520,404	$—	$1,827,432,408

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

Statement of Assets and Liabilities
as of June 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $347,544,971)	$1,806,703,999
Investment in DWS Central Cash Management Government Fund (cost $19,906,070)	19,906,070
Cash	1,373
Receivable for investments sold	342,957
Dividends receivable	904,577
Affiliated securities lending income receivable	14
Receivable for variation margin on futures contracts	105,039
Other assets	15,986
Total assets	1,827,980,015
Liabilities
Accrued management fee	73,073
Accrued Trustees' fees	8,402
Other accrued expenses and payables	110,188
Total liabilities	191,663
Net assets, at value	$1,827,788,352
The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

Statement of Operations
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $62,739)	$11,461,080
Interest	20,558
Income distributions — DWS Central Cash Management Government Fund	273,485
Affiliated securities lending income	768
Total income	11,755,891
Expenses:
Management fee	429,523
Administration fee	257,714
Custodian fee	12,440
Professional fees	49,013
Reports to shareholders	11,332
Trustees' fees and expenses	32,716
Other	48,980
Total expenses	841,718
Net investment income	10,914,173
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	36,682,333
Futures	418,211
37,100,544
Change in net unrealized appreciation (depreciation) on:
Investments	57,040,341
Futures	1,420,339
58,460,680
Net gain (loss)	95,561,224
Net increase (decrease) in net assets resulting from operations	$106,475,397
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

Statements of Changes in Net Assets
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$10,914,173	$22,339,188
Net realized gain (loss)	37,100,544	154,795,985
Change in net unrealized appreciation (depreciation)	58,460,680	198,883,991
Net increase (decrease) in net assets resulting from operations	106,475,397	376,019,164
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	32,323,673	19,606,556
Value of capital withdrawn	(81,741,700)	(205,507,065)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(49,418,027)	(185,900,509)
Increase (decrease) in net assets	57,057,370	190,118,655
Net assets at beginning of period	1,770,730,982	1,580,612,327
Net assets at end of period	$1,827,788,352	$1,770,730,982

The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

Financial Highlights
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,828	1,771	1,581	1,482	2,008	1,730
Ratio of expenses (%)	.10 *	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.27 *	1.30	1.58	1.53	1.31	1.76
Portfolio turnover rate (%)	1 **	2	2	2	2	4
Total investment return (%)[a]	6.10 **	24.86	26.15	(18.17)	28.53	18.15

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
*	Annualized
**	Not annualized
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a diversified open-end management investment company organized as a New York trust.
The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2025, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 78% and 22%, respectively, of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on

38	|	Deutsche DWS Equity 500 Index Portfolio

a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker

Deutsche DWS Equity 500 Index Portfolio	|	39

quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS

40	|	Deutsche DWS Equity 500 Index Portfolio

Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2025, the Fund had no securities on loan.
Tax Information. The Portfolio is considered a partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $386,080,165. The net unrealized appreciation for all investments based on tax cost was $1,440,529,904. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,477,695,205 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $37,165,301.
The Portfolio files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.
Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against

Deutsche DWS Equity 500 Index Portfolio	|	41

the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2025, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2025, is included in a table following the Portfolio’s Investment Portfolio. For the six months ended June 30, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $17,807,000 to $21,888,000.

42	|	Deutsche DWS Equity 500 Index Portfolio

The following table summarizes the value of the Portfolio’s derivative instruments held as of June 30, 2025, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Equity Contracts (a)	$822,339
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$418,211
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$1,420,339
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended June 30, 2025, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $9,727,371 and $50,931,236, respectively.
D.
Related Parties
DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), serves as the investment manager to the Portfolio.
Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered

Deutsche DWS Equity 500 Index Portfolio	|	43

into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI” ) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.
The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee” ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $257,714, of which $43,844 is unpaid.
Other Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2025, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $458, all of which is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Portfolio indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective

44	|	Deutsche DWS Equity 500 Index Portfolio

Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2025.

Deutsche DWS Equity 500 Index Portfolio	|	45

Advisory Agreement Board Considerations and Fee Evaluation
DWS Equity 500 Index Fund (the “Fund” ), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the sub-advisory agreement (the “Sub-Advisory Agreement” ) between DIMA and Northern Trust Investments, Inc. (“NTI” ), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements” ) in September 2024. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship

46	|	DWS Equity 500 Index Fund

with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023 the Fund’s performance

DWS Equity 500 Index Fund	|	47

(Institutional Class shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.097% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the

48	|	DWS Equity 500 Index Fund

estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

DWS Equity 500 Index Fund	|	49

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DE500-BFE2024

50	|	DWS Equity 500 Index Fund

DE500-NCSRS

June 30, 2025
Semiannual Financial Statements and Other Information
DWS S&P 500 Index Fund

Contents
DWS S&P 500 Index Fund
3	Statement of Assets and Liabilities
4	Statement of Operations
5	Statements of Changes in Net Assets
6	Financial Highlights
10	Notes to Financial Statements
Deutsche DWS Equity 500 Index Portfolio
18	Investment Portfolio
36	Statement of Assets and Liabilities
37	Statement of Operations
38	Statements of Changes in Net Assets
39	Financial Highlights
40	Notes to Financial Statements
48	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS S&P 500 Index Fund

Statement of Assets and Liabilities
as of June 30, 2025 (Unaudited)

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$1,426,289,115
Receivable for Fund shares sold	180,830
Other assets	38,913
Total assets	1,426,508,858
Liabilities
Payable for Fund shares redeemed	4,055,494
Accrued Trustees' fees	1,441
Other accrued expenses and payables	573,107
Total liabilities	4,630,042
Net assets, at value	$1,421,878,816
Net Assets Consist of
Distributable earnings (loss)	1,182,816,966
Paid-in capital	239,061,850
Net assets, at value	$1,421,878,816
Net Asset Value
Class A
Net Asset Value and redemption price per share ($269,994,195 ÷ 5,339,288 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$50.57
Maximum offering price per share (100 ÷ 95.50 of $50.57)	$52.95
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share per share ($68,942,161 ÷ 1,367,039 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$50.43
Class R6
Net Asset Value, offering and redemption price per share ($5,374,882 ÷ 105,983 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$50.71
Class S
Net Asset Value, offering and redemption price per share ($1,077,567,578 ÷ 21,249,833 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$50.71
The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	3

Statement of Operations
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:
Dividends (net of foreign taxes withheld of $49,061)	$8,959,655
Interest	16,054
Income distributions — DWS Central Cash Management Government Fund	213,693
Securities lending income, net of borrower rebates	602
Expenses	(658,052)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	8,531,952
Expenses:
Administration fee	651,107
Services to shareholders	551,175
Distribution and service fees	634,154
Professional fees	33,109
Reports to shareholders	27,866
Registration fees	34,092
Trustees' fees and expenses	2,774
Other	23,970
Total expenses before expense reductions	1,958,247
Expense reductions	(12,404)
Total expenses after expense reductions	1,945,843
Net investment income	6,586,109
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	28,683,816
Futures	320,485
29,004,301
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	43,358,065
Futures	1,102,752
44,460,817
Net gain (loss)	73,465,118
Net increase (decrease) in net assets resulting from operations	$80,051,227
The accompanying notes are an integral part of the financial statements.

4	|	DWS S&P 500 Index Fund

Statements of Changes in Net Assets
	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$6,586,109	$13,462,323
Net realized gain (loss)	29,004,301	119,429,593
Change in net unrealized appreciation (depreciation)	44,460,817	152,126,043
Net increase (decrease) in net assets resulting from operations	80,051,227	285,017,959
Distributions to shareholders:
Class A	(1,043,994)	(13,612,474)
Class C	(22,262)	(3,199,756)
Class R6	(28,535)	(304,025)
Class S	(5,420,957)	(57,413,936)
Total distributions	(6,515,748)	(74,530,191)
Fund share transactions:
Proceeds from shares sold	47,526,218	79,442,949
Reinvestment of distributions	6,082,448	69,912,799
Payments for shares redeemed	(92,574,679)	(175,418,426)
Net increase (decrease) in net assets from Fund share transactions	(38,966,013)	(26,062,678)
Increase (decrease) in net assets	34,569,466	184,425,090
Net assets at beginning of period	1,387,309,350	1,202,884,260
Net assets at end of period	$1,421,878,816	$1,387,309,350

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	5

Financial Highlights
DWS S&P 500 Index Fund — Class A
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$47.94	$40.61	$34.63	$44.75	$36.94	$33.64
Income (loss) from investment operations:
Net investment income[a]	.19	.40	.45	.42	.36	.44
Net realized and unrealized gain (loss)	2.63	9.52	8.35	(8.70)	9.90	5.34
Total from investment operations	2.82	9.92	8.80	(8.28)	10.26	5.78
Less distributions from:
Net investment income	(.19 )	(.39 )	(.40 )	(.37 )	(.37 )	(.43 )
Net realized gains	—	(2.20)	(2.42)	(1.47)	(2.08)	(2.05)
Total distributions	(.19 )	(2.59)	(2.82)	(1.84)	(2.45)	(2.48)
Net asset value, end of period	$50.57	$47.94	$40.61	$34.63	$44.75	$36.94
Total Return (%)[b,c]	5.91 *	24.33	25.63	(18.56)	28.02	17.80
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	270	260	225	187	242	197
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.55 **	.55	.56	.55	.54	.55
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.54 **	.54	.52	.54	.54	.54
Ratio of net investment income (%)	.83 **	.86	1.17	1.10	.87	1.32
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	2	4

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

6	|	DWS S&P 500 Index Fund

DWS S&P 500 Index Fund — Class C
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$47.81	$40.50	$34.54	$44.64	$36.85	$33.57
Income (loss) from investment operations:
Net investment income[a]	.02	.07	.16	.14	.06	.19
Net realized and unrealized gain (loss)	2.62	9.48	8.33	(8.67)	9.88	5.33
Total from investment operations	2.64	9.55	8.49	(8.53)	9.94	5.52
Less distributions from:
Net investment income	(.02 )	(.04 )	(.11 )	(.10 )	(.07 )	(.19 )
Net realized gains	—	(2.20)	(2.42)	(1.47)	(2.08)	(2.05)
Total distributions	(.02 )	(2.24)	(2.53)	(1.57)	(2.15)	(2.24)
Net asset value, end of period	$50.43	$47.81	$40.50	$34.54	$44.64	$36.85
Total Return (%)[b]	5.52 *	23.44	24.71	(19.15)	27.11	16.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	69	71	64	64	93	84
Ratio of expenses including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	1.26 **	1.26	1.26	1.26	1.25	1.27
Ratio of net investment income (%)	.10 **	.14	.42	.37	.15	.59
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	2	4

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	7

DWS S&P 500 Index Fund — Class R6
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$48.08	$40.71	$34.72	$44.86	$37.03	$33.72
Income (loss) from investment operations:
Net investment income[a]	.27	.54	.56	.54	.50	.54
Net realized and unrealized gain (loss)	2.63	9.56	8.37	(8.72)	9.92	5.34
Total from investment operations	2.90	10.10	8.93	(8.18)	10.42	5.88
Less distributions from:
Net investment income	(.27 )	(.53 )	(.52 )	(.49 )	(.51 )	(.52 )
Net realized gains	—	(2.20)	(2.42)	(1.47)	(2.08)	(2.05)
Total distributions	(.27 )	(2.73)	(2.94)	(1.96)	(2.59)	(2.57)
Net asset value, end of period	$50.71	$48.08	$40.71	$34.72	$44.86	$37.03
Total Return (%)	6.05 *	24.73	25.97	(18.30)	28.41	18.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	6	4	3	5	2
Ratio of expenses including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.23 **	.23	.24	.23	.22	.23
Ratio of net investment income (%)	1.14 **	1.17	1.45	1.39	1.18	1.61
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	2	4

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8	|	DWS S&P 500 Index Fund

DWS S&P 500 Index Fund — Class S
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$48.07	$40.72	$34.71	$44.86	$37.03	$33.72
Income (loss) from investment operations:
Net investment income[a]	.25	.52	.55	.52	.47	.52
Net realized and unrealized gain (loss)	2.64	9.54	8.38	(8.74)	9.92	5.35
Total from investment operations	2.89	10.06	8.93	(8.22)	10.39	5.87
Less distributions from:
Net investment income	(.25 )	(.51 )	(.50 )	(.46 )	(.48 )	(.51 )
Net realized gains	—	(2.20)	(2.42)	(1.47)	(2.08)	(2.05)
Total distributions	(.25 )	(2.71)	(2.92)	(1.93)	(2.56)	(2.56)
Net asset value, end of period	$50.71	$48.07	$40.72	$34.71	$44.86	$37.03
Total Return (%)[b]	6.05 *	24.62	25.97	(18.38)	28.33	18.08
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,078	1,052	909	771	1,005	830
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.29 **	.29	.30	.30	.29	.31
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.29 **	.28	.27	.29	.29	.29
Ratio of net investment income (%)	1.08 **	1.12	1.41	1.35	1.12	1.57
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	2	4

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	9

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS S&P 500 Index Fund (the “Fund” ) is a diversified series of Deutsche DWS Institutional Funds (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2025, the Fund owned approximately 78% of the Portfolio.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in

10	|	DWS S&P 500 Index Fund

payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by

DWS S&P 500 Index Fund	|	11

the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.
Tax Information. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in derivatives and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are

12	|	DWS S&P 500 Index Fund

charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.
Related Parties
Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets, accrued daily and payable monthly.
For the period from January 1, 2025 through September 30, 2025 (through April 30, 2026 for Class A shares), the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.54%
Class C	1.29%
Class R6	.29%
Class S	.29%
For the six months ended June 30, 2025, fees waived and/or expenses reimbursed for certain classes are as follows:
Class A	$7,392
Class S	5,012
$12,404
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s

DWS S&P 500 Index Fund	|	13

average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $651,107, of which $110,447 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2025
Class A	$14,659	$4,374
Class C	790	292
Class R6	256	77
Class S	154,876	50,801
	$170,581	$55,544
In addition, for the six months ended June 30, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$96,642
Class C	13,753
Class S	207,180
$317,575
Distribution and Service Agreement. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), a subsidiary of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2025, the Distribution Fees were as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2025
Class C	$249,508	$41,486

14	|	DWS S&P 500 Index Fund

In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2025	Annualized Rate
Class A	$301,477	$110,409.24%
Class C	83,169	27,586.25%
	$384,646	$137,995
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2025 aggregated $14,032.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended June 30, 2025, the CDSC for Class C shares aggregated $3,727. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2025, DDI received $1 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $623, of which $580 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS S&P 500 Index Fund	|	15

C.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	493,587	$23,184,268	745,074	$34,307,775
Class C	140,547	6,633,684	253,510	11,669,412
Class R6	17,368	844,079	27,950	1,338,116
Class S	355,952	16,864,187	710,600	32,127,646
		$47,526,218		$79,442,949
Shares issued to shareholders in reinvestment of distributions
Class A	20,437	$982,593	261,805	$12,849,178
Class C	460	22,262	64,974	3,199,611
Class R6	591	28,488	6,172	303,700
Class S	104,816	5,049,105	1,090,072	53,560,310
		$6,082,448		$69,912,799
Shares redeemed
Class A	(591,319)	$(28,180,471)	(1,139,089)	$(51,383,633)
Class C	(250,243)	(11,693,637)	(427,228)	(19,553,617)
Class R6	(27,464)	(1,354,819)	(15,147)	(699,071)
Class S	(1,083,212)	(51,345,752)	(2,263,707)	(103,782,105)
		$(92,574,679)		$(175,418,426)
Net increase (decrease)
Class A	(77,295)	$(4,013,610)	(132,210)	$(4,226,680)
Class C	(109,236)	(5,037,691)	(108,744)	(4,684,594)
Class R6	(9,505)	(482,252)	18,975	942,745
Class S	(622,444)	(29,432,460)	(463,035)	(18,094,149)
		$(38,966,013)		$(26,062,678)

16	|	DWS S&P 500 Index Fund

(The following financial statements of the Deutsche DWS Equity 500 Index Portfolio should be read in conjunction with the Fund’s financial statements.)

Deutsche DWS Equity 500 Index Portfolio	|	17

Investment Portfolioas of June 30, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks 98.7%
Communication Services 9.7%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	247,703	7,168,525
Verizon Communications, Inc.	145,070	6,277,179
		13,445,704
Entertainment 1.8%
Electronic Arts, Inc.	7,832	1,250,770
Live Nation Entertainment, Inc.*	5,455	825,232
Netflix, Inc.*	14,634	19,596,828
Take-Two Interactive Software, Inc.*	5,875	1,426,744
TKO Group Holdings, Inc.	2,213	402,655
Walt Disney Co.	61,783	7,661,710
Warner Bros Discovery, Inc.*	77,801	891,600
		32,055,539
Interactive Media & Services 6.5%
Alphabet, Inc. “A”	200,046	35,254,107
Alphabet, Inc. “C”	161,537	28,655,049
Match Group, Inc.	8,815	272,295
Meta Platforms, Inc. “A”	74,660	55,105,799
		119,287,250
Media 0.5%
Charter Communications, Inc. “A” *	3,272	1,337,626
Comcast Corp. “A”	127,836	4,562,467
Fox Corp. “A”	7,661	429,323
Fox Corp. “B”	4,681	241,680
Interpublic Group of Companies, Inc.	13,028	318,926
News Corp. “A”	12,349	367,012
News Corp. “B”	3,781	129,726
Omnicom Group, Inc.	6,614	475,811
Paramount Global “B”	21,678	279,646
		8,142,217
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	16,398	3,906,987
Consumer Discretionary 10.2%
Automobile Components 0.0%
Aptiv PLC*	7,458	508,785
The accompanying notes are an integral part of the financial statements.

18	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Automobiles 1.8%
Ford Motor Co.	134,199	1,456,059
General Motors Co.	33,045	1,626,145
Tesla, Inc.*	96,359	30,609,400
		33,691,604
Broadline Retail 3.9%
Amazon.com, Inc.*	324,895	71,278,714
eBay, Inc.	15,807	1,176,989
		72,455,703
Distributors 0.1%
Genuine Parts Co.	4,849	588,232
LKQ Corp.	8,571	317,213
Pool Corp.	1,326	386,502
		1,291,947
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc. “A” *	14,962	1,980,071
Booking Holdings, Inc.	1,119	6,478,160
Caesars Entertainment, Inc.*	7,772	220,647
Carnival Corp.*	35,562	1,000,003
Chipotle Mexican Grill, Inc.*	46,199	2,594,074
Darden Restaurants, Inc.	4,053	883,432
Domino’s Pizza, Inc.	1,181	532,159
DoorDash, Inc. “A” *	11,755	2,897,725
Expedia Group, Inc.	4,211	710,311
Hilton Worldwide Holdings, Inc.	8,161	2,173,601
Las Vegas Sands Corp.	11,266	490,184
Marriott International, Inc. “A”	7,787	2,127,486
McDonald’s Corp.	24,573	7,179,493
MGM Resorts International*	7,610	261,708
Norwegian Cruise Line Holdings Ltd.*	15,563	315,618
Royal Caribbean Cruises Ltd.	8,556	2,679,226
Starbucks Corp.	39,055	3,578,610
Wynn Resorts Ltd.	3,203	300,025
Yum! Brands, Inc.	9,513	1,409,636
		37,812,169
Household Durables 0.3%
D.R. Horton, Inc.	9,365	1,207,336
Garmin Ltd.	5,275	1,100,998
Lennar Corp. “A”	8,090	894,835
Mohawk Industries, Inc.*	1,883	197,414
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	19

	Shares	Value ($)
NVR, Inc.*	102	753,337
PulteGroup, Inc.	6,977	735,794
		4,889,714
Leisure Products 0.0%
Hasbro, Inc.	4,747	350,424
Specialty Retail 1.7%
AutoZone, Inc.*	579	2,149,381
Best Buy Co., Inc.	6,547	439,500
CarMax, Inc.*	5,367	360,716
Home Depot, Inc.	34,145	12,518,923
Lowe’s Companies, Inc.	19,187	4,257,020
O’Reilly Automotive, Inc.*	29,378	2,647,839
Ross Stores, Inc.	11,235	1,433,361
TJX Companies, Inc.	38,367	4,737,941
Tractor Supply Co.	18,374	969,596
Ulta Beauty, Inc.*	1,548	724,185
Williams-Sonoma, Inc.	4,258	695,630
		30,934,092
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.*	5,194	535,346
Lululemon Athletica, Inc.*	3,873	920,147
NIKE, Inc. “B”	40,339	2,865,683
Ralph Lauren Corp.	1,412	387,283
Tapestry, Inc.	6,982	613,089
		5,321,548
Consumer Staples 5.4%
Beverages 1.1%
Brown-Forman Corp. “B”	6,618	178,090
Coca-Cola Co.	133,097	9,416,613
Constellation Brands, Inc. “A”	5,193	844,797
Keurig Dr Pepper, Inc.	47,090	1,556,795
Molson Coors Beverage Co. “B”	5,906	284,020
Monster Beverage Corp.*	24,053	1,506,680
PepsiCo, Inc.	47,014	6,207,729
		19,994,724
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	15,266	15,112,424
Dollar General Corp.	7,554	864,027
Dollar Tree, Inc.*	6,868	680,207
Kroger Co.	21,009	1,506,976
The accompanying notes are an integral part of the financial statements.

20	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Sysco Corp.	16,598	1,257,132
Target Corp.	15,528	1,531,837
Walgreens Boots Alliance, Inc.	24,949	286,415
Walmart, Inc.	148,694	14,539,299
		35,778,317
Food Products 0.6%
Archer-Daniels-Midland Co.	16,825	888,023
Bunge Global SA	4,528	363,508
Conagra Brands, Inc.	17,024	348,481
General Mills, Inc.	18,850	976,618
Hormel Foods Corp.	10,491	317,353
Kellanova	9,101	723,803
Kraft Heinz Co.	30,268	781,520
Lamb Weston Holdings, Inc.	4,776	247,636
McCormick & Co., Inc.	8,571	649,853
Mondelez International, Inc. “A”	44,757	3,018,412
The Campbell’s Co.	6,943	212,803
The Hershey Co.	5,183	860,119
The J.M. Smucker Co.	3,641	357,546
Tyson Foods, Inc. “A”	9,545	533,947
		10,279,622
Household Products 1.0%
Church & Dwight Co., Inc.	8,588	825,393
Clorox Co.	4,321	518,823
Colgate-Palmolive Co.	27,956	2,541,200
Kimberly-Clark Corp.	11,320	1,459,374
Procter & Gamble Co.	80,566	12,835,775
		18,180,565
Personal Care Products 0.1%
Estee Lauder Companies, Inc. “A”	8,214	663,691
Kenvue, Inc.	66,583	1,393,582
		2,057,273
Tobacco 0.7%
Altria Group, Inc.	57,895	3,394,384
Philip Morris International, Inc.	53,525	9,748,508
		13,142,892
Energy 2.9%
Energy Equipment & Services 0.2%
Baker Hughes Co.	34,375	1,317,937
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	21

	Shares	Value ($)
Halliburton Co.	29,187	594,831
Schlumberger NV	46,646	1,576,635
		3,489,403
Oil, Gas & Consumable Fuels 2.7%
APA Corp.	12,120	221,675
Chevron Corp.	55,851	7,997,305
ConocoPhillips	43,475	3,901,446
Coterra Energy, Inc.	25,768	653,992
Devon Energy Corp.	21,876	695,875
Diamondback Energy, Inc.	6,404	879,910
EOG Resources, Inc.	18,874	2,257,519
EQT Corp.	20,535	1,197,601
Expand Energy Corp.	7,448	870,969
Exxon Mobil Corp.	148,257	15,982,105
Hess Corp.	9,539	1,321,533
Kinder Morgan, Inc.	66,855	1,965,537
Marathon Petroleum Corp.	10,540	1,750,799
Occidental Petroleum Corp.	24,086	1,011,853
ONEOK, Inc.	21,675	1,769,330
Phillips 66	13,959	1,665,309
Targa Resources Corp.	7,429	1,293,240
Texas Pacific Land Corp.	663	700,387
Valero Energy Corp.	10,716	1,440,445
Williams Companies, Inc.	41,937	2,634,063
		50,210,893
Financials 13.9%
Banks 3.5%
Bank of America Corp.	225,407	10,666,259
Citigroup, Inc.	64,107	5,456,788
Citizens Financial Group, Inc.	14,484	648,159
Fifth Third Bancorp.	22,495	925,219
Huntington Bancshares, Inc.	50,851	852,263
JPMorgan Chase & Co.	95,630	27,724,093
KeyCorp.	34,582	602,419
M&T Bank Corp.	5,469	1,060,931
PNC Financial Services Group, Inc.	13,634	2,541,650
Regions Financial Corp.	30,102	707,999
Truist Financial Corp.	45,304	1,947,619
U.S. Bancorp.	53,433	2,417,843
Wells Fargo & Co.	111,887	8,964,387
		64,515,629
The accompanying notes are an integral part of the financial statements.

22	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Capital Markets 3.4%
Ameriprise Financial, Inc.	3,272	1,746,365
Bank of New York Mellon Corp.	24,714	2,251,693
Blackrock, Inc.	5,007	5,253,595
Blackstone, Inc.	25,029	3,743,838
Cboe Global Markets, Inc.	3,602	840,022
Charles Schwab Corp.	58,707	5,356,427
CME Group, Inc.	12,399	3,417,412
Coinbase Global, Inc. “A” *	7,280	2,551,567
FactSet Research Systems, Inc.	1,325	592,646
Franklin Resources, Inc.	11,385	271,532
Intercontinental Exchange, Inc.	19,729	3,619,680
Invesco Ltd.	14,665	231,267
KKR & Co., Inc.	23,251	3,093,081
MarketAxess Holdings, Inc.	1,241	277,165
Moody’s Corp.	5,341	2,678,992
Morgan Stanley	42,434	5,977,253
MSCI, Inc.	2,645	1,525,477
Nasdaq, Inc.	14,307	1,279,332
Northern Trust Corp.	6,761	857,227
Raymond James Financial, Inc.	6,180	947,827
S&P Global, Inc.	10,787	5,687,877
State Street Corp.	9,665	1,027,776
T. Rowe Price Group, Inc.	7,744	747,296
The Goldman Sachs Group, Inc.	10,550	7,466,762
		61,442,109
Consumer Finance 0.7%
American Express Co.	19,020	6,066,999
Capital One Financial Corp.	21,955	4,671,146
Synchrony Financial	13,278	886,174
		11,624,319
Financial Services 4.3%
Apollo Global Management, Inc.	15,535	2,203,951
Berkshire Hathaway, Inc. “B” *	63,069	30,637,028
Corpay, Inc.*	2,456	814,950
Fidelity National Information Services, Inc.	17,981	1,463,833
Fiserv, Inc.*	19,043	3,283,204
Global Payments, Inc.	8,554	684,662
Jack Henry & Associates, Inc.	2,494	449,344
Mastercard, Inc. “A”	27,893	15,674,192
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	23

	Shares	Value ($)
PayPal Holdings, Inc.*	33,338	2,477,680
Visa, Inc. “A”	58,864	20,899,663
		78,588,507
Insurance 2.0%
Aflac, Inc.	16,775	1,769,091
Allstate Corp.	9,100	1,831,921
American International Group, Inc.	19,785	1,693,398
Aon PLC “A”	7,414	2,645,019
Arch Capital Group Ltd.	13,026	1,186,017
Arthur J. Gallagher & Co.	8,788	2,813,215
Assurant, Inc.	1,708	337,313
Brown & Brown, Inc.	9,637	1,068,454
Chubb Ltd.	12,866	3,727,538
Cincinnati Financial Corp.	5,307	790,318
Erie Indemnity Co. “A”	844	292,691
Everest Group Ltd.	1,437	488,364
Globe Life, Inc.	2,928	363,921
Hartford Insurance Group, Inc.	9,758	1,237,997
Loews Corp.	5,818	533,278
Marsh & McLennan Companies, Inc.	16,936	3,702,887
MetLife, Inc.	19,302	1,552,267
Principal Financial Group, Inc.	6,960	552,833
Progressive Corp.	20,174	5,383,634
Prudential Financial, Inc.	12,128	1,303,032
Travelers Companies, Inc.	7,790	2,084,137
W.R. Berkley Corp.	10,445	767,394
Willis Towers Watson PLC	3,463	1,061,410
		37,186,129
Health Care 9.2%
Biotechnology 1.5%
AbbVie, Inc.	60,736	11,273,816
Amgen, Inc.	18,473	5,157,847
Biogen, Inc.*	5,021	630,588
Gilead Sciences, Inc.	42,776	4,742,575
Incyte Corp.*	5,311	361,679
Moderna, Inc.*	11,876	327,659
Regeneron Pharmaceuticals, Inc.	3,557	1,867,425
Vertex Pharmaceuticals, Inc.*	8,826	3,929,335
		28,290,924
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	59,860	8,141,559
The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Align Technology, Inc.*	2,295	434,512
Baxter International, Inc.	17,600	532,928
Becton Dickinson & Co.	9,894	1,704,241
Boston Scientific Corp.*	50,939	5,471,358
Cooper Companies, Inc.*	6,731	478,978
Dexcom, Inc.*	13,430	1,172,305
Edwards Lifesciences Corp.*	20,322	1,589,384
GE HealthCare Technologies, Inc.	15,631	1,157,788
Hologic, Inc.*	7,894	514,373
IDEXX Laboratories, Inc.*	2,758	1,479,226
Insulet Corp.*	2,455	771,312
Intuitive Surgical, Inc.*	12,312	6,690,464
Medtronic PLC	44,040	3,838,967
ResMed, Inc.	5,025	1,296,450
Solventum Corp.*	4,987	378,214
STERIS PLC	3,415	820,351
Stryker Corp.	11,803	4,669,621
Zimmer Biomet Holdings, Inc.	6,668	608,188
		41,750,219
Health Care Providers & Services 1.8%
Cardinal Health, Inc.	8,212	1,379,616
Cencora, Inc.	5,888	1,765,517
Centene Corp.*	17,077	926,940
Cigna Group	9,186	3,036,708
CVS Health Corp.	43,471	2,998,630
DaVita, Inc.*	1,501	213,817
Elevance Health, Inc.	7,750	3,014,440
HCA Healthcare, Inc.	5,943	2,276,763
Henry Schein, Inc.*	4,431	323,684
Humana, Inc.	4,166	1,018,504
Labcorp Holdings, Inc.	2,926	768,104
McKesson Corp.	4,306	3,155,351
Molina Healthcare, Inc.*	1,855	552,604
Quest Diagnostics, Inc.	3,901	700,737
UnitedHealth Group, Inc.	31,190	9,730,344
Universal Health Services, Inc. “B”	1,906	345,272
		32,207,031
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	9,918	1,170,423
Bio-Techne Corp.	5,292	272,273
Charles River Laboratories International, Inc.*	1,774	269,169
Danaher Corp.	21,870	4,320,200
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	25

	Shares	Value ($)
IQVIA Holdings, Inc.*	5,568	877,461
Mettler-Toledo International, Inc.*	723	849,323
Revvity, Inc.	4,205	406,708
Thermo Fisher Scientific, Inc.	12,952	5,251,518
Waters Corp.*	2,008	700,872
West Pharmaceutical Services, Inc.	2,534	554,439
		14,672,386
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	69,924	3,236,782
Eli Lilly & Co.	27,049	21,085,507
Johnson & Johnson	82,808	12,648,922
Merck & Co., Inc.	86,281	6,830,004
Pfizer, Inc.	195,262	4,733,151
Viatris, Inc.	39,683	354,369
Zoetis, Inc.	15,275	2,382,136
		51,270,871
Industrials 8.5%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.*	2,526	2,091,376
Boeing Co.*	26,005	5,448,828
GE Aerospace	36,670	9,438,491
General Dynamics Corp.	8,628	2,516,443
Howmet Aerospace, Inc.	13,861	2,579,948
Huntington Ingalls Industries, Inc.	1,345	324,764
L3Harris Technologies, Inc.	6,470	1,622,935
Lockheed Martin Corp.	7,159	3,315,619
Northrop Grumman Corp.	4,646	2,322,907
RTX Corp.	45,920	6,705,238
Textron, Inc.	6,433	516,506
TransDigm Group, Inc.	1,941	2,951,562
		39,834,617
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	4,100	393,395
Expeditors International of Washington, Inc.	4,670	533,548
FedEx Corp.	7,544	1,714,827
United Parcel Service, Inc. “B”	25,161	2,539,751
		5,181,521
Building Products 0.6%
A.O. Smith Corp.	3,746	245,625
Allegion PLC	2,991	431,063
Builders FirstSource, Inc.*	3,749	437,471
The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Carrier Global Corp.	27,367	2,002,991
Johnson Controls International PLC	22,620	2,389,124
Lennox International, Inc.	1,128	646,615
Masco Corp.	6,995	450,198
Trane Technologies PLC	7,665	3,352,748
		9,955,835
Commercial Services & Supplies 0.6%
Cintas Corp.	11,824	2,635,215
Copart, Inc.*	30,226	1,483,190
Republic Services, Inc.	7,003	1,727,010
Rollins, Inc.	9,821	554,101
Veralto Corp.	8,451	853,128
Waste Management, Inc.	12,606	2,884,505
		10,137,149
Construction & Engineering 0.1%
Quanta Services, Inc.	5,128	1,938,794
Electrical Equipment 0.9%
AMETEK, Inc.	7,871	1,424,336
Eaton Corp. PLC	13,441	4,798,303
Emerson Electric Co.	19,303	2,573,669
GE Vernova, Inc.	9,387	4,967,131
Generac Holdings, Inc.*	2,106	301,600
Hubbell, Inc.	1,872	764,544
Rockwell Automation, Inc.	3,888	1,291,477
		16,121,060
Electronic Equipment, Instruments & Components 0.0%
Ralliant Corp.*	339	16,454
Ground Transportation 0.9%
CSX Corp.	64,148	2,093,149
J.B. Hunt Transport Services, Inc.	2,761	396,480
Norfolk Southern Corp.	7,821	2,001,941
Old Dominion Freight Line, Inc.	6,477	1,051,217
Uber Technologies, Inc.*	71,880	6,706,404
Union Pacific Corp.	20,502	4,717,100
		16,966,291
Industrial Conglomerates 0.4%
3M Co.	18,496	2,815,831
Honeywell International, Inc.	22,102	5,147,114
		7,962,945
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)
Machinery 1.5%
Caterpillar, Inc.	16,163	6,274,638
Cummins, Inc.	4,721	1,546,127
Deere & Co.	8,677	4,412,168
Dover Corp.	4,639	850,004
Fortive Corp.	11,899	620,295
IDEX Corp.	2,537	445,421
Illinois Tool Works, Inc.	9,120	2,254,920
Ingersoll Rand, Inc.	13,870	1,153,707
Nordson Corp.	1,801	386,080
Otis Worldwide Corp.	13,487	1,335,483
PACCAR, Inc.	18,028	1,713,742
Parker-Hannifin Corp.	4,380	3,059,298
Pentair PLC	5,541	568,839
Snap-on, Inc.	1,837	571,638
Stanley Black & Decker, Inc.	5,315	360,091
Westinghouse Air Brake Technologies Corp.	5,828	1,220,092
Xylem, Inc.	8,474	1,096,197
		27,868,740
Passenger Airlines 0.1%
Delta Air Lines, Inc.	22,205	1,092,042
Southwest Airlines Co.	19,555	634,364
United Airlines Holdings, Inc.*	11,372	905,552
		2,631,958
Professional Services 0.6%
Automatic Data Processing, Inc.	13,951	4,302,488
Broadridge Financial Solutions, Inc.	4,108	998,367
Dayforce, Inc.*	5,293	293,179
Equifax, Inc.	4,216	1,093,504
Jacobs Solutions, Inc.	4,079	536,185
Leidos Holdings, Inc.	4,402	694,460
Paychex, Inc.	10,977	1,596,714
Paycom Software, Inc.	1,740	402,636
Verisk Analytics, Inc.	4,802	1,495,823
		11,413,356
Trading Companies & Distributors 0.3%
Fastenal Co.	39,471	1,657,782
United Rentals, Inc.	2,252	1,696,657
W.W. Grainger, Inc.	1,501	1,561,400
		4,915,839
The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Information Technology 32.7%
Communications Equipment 0.9%
Arista Networks, Inc.*	35,392	3,620,956
Cisco Systems, Inc.	136,894	9,497,706
F5, Inc.*	1,967	578,927
Juniper Networks, Inc.	11,270	450,011
Motorola Solutions, Inc.	5,737	2,412,179
		16,559,779
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. “A”	41,571	4,105,136
CDW Corp.	4,594	820,443
Corning, Inc.	26,680	1,403,101
Jabil, Inc.	3,774	823,109
Keysight Technologies, Inc.*	5,860	960,220
TE Connectivity PLC	10,108	1,704,916
Teledyne Technologies, Inc.*	1,633	836,602
Trimble, Inc.*	8,306	631,090
Zebra Technologies Corp. “A” *	1,791	552,273
		11,836,890
IT Services 1.1%
Accenture PLC “A”	21,515	6,430,618
Akamai Technologies, Inc.*	4,954	395,131
Cognizant Technology Solutions Corp. “A”	17,112	1,335,249
EPAM Systems, Inc.*	1,907	337,196
Gartner, Inc.*	2,656	1,073,608
GoDaddy, Inc. “A” *	4,984	897,419
International Business Machines Corp.	31,965	9,422,643
VeriSign, Inc.	2,763	797,955
		20,689,819
Semiconductors & Semiconductor Equipment 12.6%
Advanced Micro Devices, Inc.*	55,699	7,903,688
Analog Devices, Inc.	17,036	4,054,909
Applied Materials, Inc.	27,899	5,107,470
Broadcom, Inc.	161,689	44,569,573
Enphase Energy, Inc.*	4,566	181,042
First Solar, Inc.*	3,758	622,099
Intel Corp.	150,520	3,371,648
KLA Corp.	4,545	4,071,138
Lam Research Corp.	43,924	4,275,562
Microchip Technology, Inc.	18,506	1,302,267
Micron Technology, Inc.	38,411	4,734,156
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)
Monolithic Power Systems, Inc.	1,655	1,210,434
NVIDIA Corp.	838,646	132,497,683
NXP Semiconductors NV	8,647	1,889,283
ON Semiconductor Corp.*	14,509	760,417
QUALCOMM, Inc.	37,702	6,004,420
Skyworks Solutions, Inc.	5,101	380,126
Teradyne, Inc.	5,458	490,783
Texas Instruments, Inc.	31,232	6,484,388
		229,911,086
Software 11.3%
Adobe, Inc.*	14,644	5,665,471
ANSYS, Inc.*	3,073	1,079,299
Autodesk, Inc.*	7,395	2,289,270
Cadence Design Systems, Inc.*	9,377	2,889,522
Crowdstrike Holdings, Inc. “A” *	8,541	4,350,017
Fair Isaac Corp.*	835	1,526,347
Fortinet, Inc.*	21,832	2,308,079
Gen Digital, Inc.	19,095	561,393
Intuit, Inc.	9,613	7,571,487
Microsoft Corp.	255,599	127,137,499
Oracle Corp.	55,920	12,225,790
Palantir Technologies, Inc. “A” *	73,142	9,970,717
Palo Alto Networks, Inc.*	22,754	4,656,378
PTC, Inc.*	4,039	696,081
Roper Technologies, Inc.	3,727	2,112,613
Salesforce, Inc.	32,959	8,987,590
ServiceNow, Inc.*	7,114	7,313,761
Synopsys, Inc.*	5,304	2,719,255
Tyler Technologies, Inc.*	1,475	874,439
Workday, Inc. “A” *	7,381	1,771,440
		206,706,448
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	513,562	105,367,515
Dell Technologies, Inc. “C”	10,268	1,258,857
Hewlett Packard Enterprise Co.	45,643	933,399
HP, Inc.	32,411	792,773
NetApp, Inc.	6,923	737,646
Seagate Technology Holdings PLC	7,276	1,050,145
Super Micro Computer, Inc.*	17,668	865,909
Western Digital Corp.	12,097	774,087
		111,780,331
The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Materials 1.8%
Chemicals 1.2%
Air Products & Chemicals, Inc.	7,633	2,152,964
Albemarle Corp.	4,135	259,140
CF Industries Holdings, Inc.	5,533	509,036
Corteva, Inc.	23,694	1,765,914
Dow, Inc.	24,075	637,506
DuPont de Nemours, Inc.	14,198	973,841
Eastman Chemical Co.	3,743	279,452
Ecolab, Inc.	8,647	2,329,848
International Flavors & Fragrances, Inc.	8,912	655,478
Linde PLC	16,183	7,592,740
LyondellBasell Industries NV “A”	9,071	524,848
Mosaic Co.	11,253	410,509
PPG Industries, Inc.	7,645	869,619
Sherwin-Williams Co.	7,907	2,714,947
		21,675,842
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,042	1,120,976
Vulcan Materials Co.	4,587	1,196,382
		2,317,358
Containers & Packaging 0.2%
Amcor PLC	80,304	737,994
Avery Dennison Corp.	2,727	478,507
Ball Corp.	9,320	522,759
International Paper Co.	18,463	864,622
Packaging Corp. of America	3,012	567,611
Smurfit WestRock PLC	16,949	731,349
		3,902,842
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	49,727	2,155,665
Newmont Corp.	38,194	2,225,182
Nucor Corp.	7,829	1,014,169
Steel Dynamics, Inc.	4,857	621,745
		6,016,761
Real Estate 2.0%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	5,454	396,124
Healthpeak Properties, Inc.	24,565	430,133
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)
Ventas, Inc.	15,444	975,289
Welltower, Inc.	21,350	3,282,135
		5,083,681
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	24,528	376,750
Industrial REITs 0.2%
Prologis, Inc.	31,815	3,344,393
Office REITs 0.0%
BXP, Inc.	5,040	340,049
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A” *	10,058	1,409,327
CoStar Group, Inc.*	14,432	1,160,333
		2,569,660
Residential REITs 0.2%
AvalonBay Communities, Inc.	4,805	977,817
Camden Property Trust	3,523	397,007
Equity Residential	11,943	806,033
Essex Property Trust, Inc.	2,154	610,444
Invitation Homes, Inc.	19,855	651,244
Mid-America Apartment Communities, Inc.	4,005	592,780
UDR, Inc.	10,658	435,166
		4,470,491
Retail REITs 0.3%
Federal Realty Investment Trust	2,770	263,122
Kimco Realty Corp.	23,253	488,778
Realty Income Corp.	30,888	1,779,458
Regency Centers Corp.	5,369	382,434
Simon Property Group, Inc.	10,603	1,704,538
		4,618,330
Specialized REITs 0.9%
American Tower Corp.	16,079	3,553,781
Crown Castle, Inc.	14,951	1,535,916
Digital Realty Trust, Inc.	10,970	1,912,400
Equinix, Inc.	3,351	2,665,620
Extra Space Storage, Inc.	7,265	1,071,152
Iron Mountain, Inc.	10,029	1,028,674
Public Storage	5,378	1,578,013
SBA Communications Corp.	3,756	882,059
The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
VICI Properties, Inc.	36,620	1,193,812
Weyerhaeuser Co.	25,369	651,730
		16,073,157
Utilities 2.4%
Electric Utilities 1.5%
Alliant Energy Corp.	8,623	521,433
American Electric Power Co., Inc.	18,411	1,910,325
Constellation Energy Corp.	10,775	3,477,739
Duke Energy Corp.	26,879	3,171,722
Edison International	13,535	698,406
Entergy Corp.	15,298	1,271,570
Evergy, Inc.	7,671	528,762
Eversource Energy	12,581	800,403
Exelon Corp.	34,323	1,490,305
FirstEnergy Corp.	17,723	713,528
NextEra Energy, Inc.	70,783	4,913,756
NRG Energy, Inc.	6,715	1,078,295
PG&E Corp.	76,580	1,067,525
Pinnacle West Capital Corp.	3,924	351,080
PPL Corp.	24,907	844,098
Southern Co.	37,852	3,475,949
Xcel Energy, Inc.	20,019	1,363,294
		27,678,190
Gas Utilities 0.1%
Atmos Energy Corp.	5,354	825,105
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	24,907	262,022
Vistra Corp.	11,741	2,275,523
		2,537,545
Multi-Utilities 0.6%
Ameren Corp.	9,380	900,855
CenterPoint Energy, Inc.	22,272	818,273
CMS Energy Corp.	10,407	720,997
Consolidated Edison, Inc.	12,386	1,242,935
Dominion Energy, Inc.	29,242	1,652,758
DTE Energy Co.	7,155	947,751
NiSource, Inc.	15,931	642,657
Public Service Enterprise Group, Inc.	17,317	1,457,745
Sempra	22,378	1,695,581
WEC Energy Group, Inc.	10,944	1,140,365
		11,219,917
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

	Shares	Value ($)
Water Utilities 0.1%
American Water Works Co., Inc.	6,679	929,116
Total Common Stocks (Cost $346,024,574)		1,805,183,595

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.124% (a), 11/28/2025 (b) (Cost $1,520,397)	1,547,000	1,520,404

	Shares	Value ($)
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 4.37% (c) (Cost $19,906,070)	19,906,070	19,906,070

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $367,451,041)	99.9	1,826,610,069
Other Assets and Liabilities, Net	0.1	1,178,283
Net Assets	100.0	1,827,788,352
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 12/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.25% (c) (d)
360,800	—	360,800 (e)	—	—	768	—	—	—
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 4.37% (c)
16,184,739	71,521,350	67,800,019	—	—	273,485	—	19,906,070	19,906,070
16,545,539	71,521,350	68,160,819	—	—	274,253	—	19,906,070	19,906,070

*	Non-income producing security.
(a)	Annualized yield at time of purchase; not a coupon rate.
The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

(b)	At June 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

REIT: Real Estate Investment Trust
At June 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
E-Mini S&P 500 Index	USD	9/19/2025	70	21,065,786	21,888,125	822,339
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,805,183,595	$—	$—	$1,805,183,595
Government & Agency Obligations	—	1,520,404	—	1,520,404
Short-Term Investments	19,906,070	—	—	19,906,070
Derivatives (b)
Futures Contracts	822,339	—	—	822,339
Total	$1,825,912,004	$1,520,404	$—	$1,827,432,408

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

Statement of Assets and Liabilities
as of June 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $347,544,971)	$1,806,703,999
Investment in DWS Central Cash Management Government Fund (cost $19,906,070)	19,906,070
Cash	1,373
Receivable for investments sold	342,957
Dividends receivable	904,577
Affiliated securities lending income receivable	14
Receivable for variation margin on futures contracts	105,039
Other assets	15,986
Total assets	1,827,980,015
Liabilities
Accrued management fee	73,073
Accrued Trustees' fees	8,402
Other accrued expenses and payables	110,188
Total liabilities	191,663
Net assets, at value	$1,827,788,352
The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

Statement of Operations
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $62,739)	$11,461,080
Interest	20,558
Income distributions — DWS Central Cash Management Government Fund	273,485
Affiliated securities lending income	768
Total income	11,755,891
Expenses:
Management fee	429,523
Administration fee	257,714
Custodian fee	12,440
Professional fees	49,013
Reports to shareholders	11,332
Trustees' fees and expenses	32,716
Other	48,980
Total expenses	841,718
Net investment income	10,914,173
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	36,682,333
Futures	418,211
37,100,544
Change in net unrealized appreciation (depreciation) on:
Investments	57,040,341
Futures	1,420,339
58,460,680
Net gain (loss)	95,561,224
Net increase (decrease) in net assets resulting from operations	$106,475,397
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

Statements of Changes in Net Assets
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$10,914,173	$22,339,188
Net realized gain (loss)	37,100,544	154,795,985
Change in net unrealized appreciation (depreciation)	58,460,680	198,883,991
Net increase (decrease) in net assets resulting from operations	106,475,397	376,019,164
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	32,323,673	19,606,556
Value of capital withdrawn	(81,741,700)	(205,507,065)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(49,418,027)	(185,900,509)
Increase (decrease) in net assets	57,057,370	190,118,655
Net assets at beginning of period	1,770,730,982	1,580,612,327
Net assets at end of period	$1,827,788,352	$1,770,730,982

The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Equity 500 Index Portfolio

Financial Highlights
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,828	1,771	1,581	1,482	2,008	1,730
Ratio of expenses (%)	.10 *	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.27 *	1.30	1.58	1.53	1.31	1.76
Portfolio turnover rate (%)	1 **	2	2	2	2	4
Total investment return (%)[a]	6.10 **	24.86	26.15	(18.17)	28.53	18.15

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
*	Annualized
**	Not annualized
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	39

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a diversified open-end management investment company organized as a New York trust.
The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2025, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 78% and 22%, respectively, of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on

40	|	Deutsche DWS Equity 500 Index Portfolio

a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker

Deutsche DWS Equity 500 Index Portfolio	|	41

quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS

42	|	Deutsche DWS Equity 500 Index Portfolio

Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2025, the Fund had no securities on loan.
Tax Information. The Portfolio is considered a partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $386,080,165. The net unrealized appreciation for all investments based on tax cost was $1,440,529,904. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,477,695,205 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $37,165,301.
The Portfolio files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.
Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against

Deutsche DWS Equity 500 Index Portfolio	|	43

the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2025, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2025, is included in a table following the Portfolio’s Investment Portfolio. For the six months ended June 30, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $17,807,000 to $21,888,000.

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The following table summarizes the value of the Portfolio’s derivative instruments held as of June 30, 2025, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Equity Contracts (a)	$822,339
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$418,211
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$1,420,339
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended June 30, 2025, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $9,727,371 and $50,931,236, respectively.
D.
Related Parties
DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), serves as the investment manager to the Portfolio.
Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered

Deutsche DWS Equity 500 Index Portfolio	|	45

into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI” ) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.
The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee” ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $257,714, of which $43,844 is unpaid.
Other Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2025, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $458, all of which is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Portfolio indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective

46	|	Deutsche DWS Equity 500 Index Portfolio

Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2025.

Deutsche DWS Equity 500 Index Portfolio	|	47

Advisory Agreement Board Considerations and Fee Evaluation
DWS S&P 500 Index Fund (the “Fund” ), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the sub-advisory agreement (the “Sub-Advisory Agreement” ) between DIMA and Northern Trust Investments, Inc. (“NTI” ), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements” ) in September 2024. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship

48	|	DWS S&P 500 Index Fund

with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance

DWS S&P 500 Index Fund	|	49

(Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.097% fees paid to DIMA under the respective administrative services agreements, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees), which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

50	|	DWS S&P 500 Index Fund

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and

DWS S&P 500 Index Fund	|	51

cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DSPF500IF-BFE2024

52	|	DWS S&P 500 Index Fund

DSPF500IF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Equity 500 Index Portfolio

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/29/2025